Income Taxes - Schedule of Federal Income Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Federal income tax benefit attributable to:
Current operations	$ 1,405,416	$ 1,021,679
Less: valuation allowance	(1,405,416)	(1,021,679)
Net provision for Federal income taxes	$ 0	$ 0